ING BALANCED PORTFOLIO, INC.

ING INTERMEDIATE BOND PORTFOLIO

ING MONEY MARKET PORTFOLIO

ING SERIES FUND, INC.

(All Funds)

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.

(All Portfolios)

ING VARIABLE FUNDS

(All Portfolios)

ING VARIABLE PORTFOLIOS, INC.

(All Portfolios)

ING VARIABLE PRODUCTS FUNDS

(All Portfolios)

Supplement dated July 7, 2011

to the current Statements of Additional Information (“SAIs”) for the

above-named Companies/Trusts (“Registrants”)

Effective May 4, 2011, Dr. Corine T. Norgaard ceased service as a Director/Trustee and effective July 1, 2011, Martin J. Gavin recommenced service as a Director/Trustee of the above-named Registrants. Each Registrant’s current SAIs is hereby revised as follows:

1.	The table in the section entitled “Management of the Company/Trust” is revised to delete all references to Dr. Corine T. Norgaard and revised to add the following:

Martin J. Gavin 7337 E. Doubletree Ranch Rd., Suite 100 Scottsdale, Arizona 85258 Age: 61	Director/Trustee	January 2009 - June 2010 July 2011 - Present	President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – Present). Formerly, Interim President, Connecticut Children’s Medical Center (January 2006 – May 2006); various Executive and Senior Management positions for the Phoenix Companies, Inc. (1984 – 2000); Assistant Vice President, CNA Insurance Company, Inc. (1980 – 1984); and various Management positions at CIGNA Corporation (1973 – 1980)	None.

2.	The section entitled “Management of the Company – Committees” is revised as follows:

a.	All reference to Dr. Corine T. Norgaard is deleted as a member of each committee and Martin J. Gavin is inserted as a member of each committee.
b.	In the sub-section entitled “Audit Committee” reference to Dr. Norgaard as the Chairperson of the committee is deleted and replaced with Mr. Obermeyer.

3.	The table in the section entitled “Director/Trustee Ownership of Securities” is revised to delete all reference to Corine T. Norgaard and add the following:

ING Variable Products Funds, ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Variable Funds, and ING Variable Portfolios, Inc. SAI dated April 29, 2011; ING Strategic Allocation Portfolios, Inc. SAI dated April 29, 2011; ING Variable Portfolios, Inc. SAI dated April 29, 2011; and ING Series Fund, Inc. – ING Capital Allocation Fund SAI dated September 30, 2010:

Name of Director	Dollar Range of shares in the Fund/Portfolio	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Martin J. Gavin(2)	N/A	Over $100,000(1)

(1)	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan and/or 401k plan.
(2)	Information provided as of March 31, 2011.

ING Series Fund, Inc. – Domestic Equity Funds SAI dated September 30, 2010:

Name of Director	Dollar Range of shares in the ING Core Equity Research Fund	Dollar Range of shares in the ING Index Plus LargeCap Fund	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Martin J. Gavin(2)	$10,001 - $50,000(1)	$10,001 - $50,000(1)	Over $100,000(1)

(1)	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan and/or 401k plan.
(2)	Information provided as of March 31, 2011.

ING Series Fund, Inc. – ING Money Market Fund SAI dated July 30, 2010:

Name of Director	Dollar Range of shares in the Fund	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Martin J. Gavin(2)	$50,001 - $100,000(1)	Over $100,000(1)

(1)	Includes the value of shares in which a Director/Trustee has an indirect interest through a deferred compensation plan and/or 401k plan.
(2)	Information provided as of March 31, 2011.

4.	The table in the section entitled “Independent Director Ownership of Securities” is revised to delete all reference to Corine T. Norgaard and to add the following:

ALL SAIs

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Martin J. Gavin	N/A	N/A	N/A	$0	N/A

5.	The table in the section entitled “Director/Trustee Compensation – Compensation Table” is deleted and replaced with the following:

ING Variable Products Funds, ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Variable Funds, and ING Variable Portfolios, Inc. SAI dated April 29, 2011:

Name of Director/ Trustee	Balanced Portfolio	BlackRock Science and Technology Opportunities Portfolio	Growth and Income Portfolio	Index Plus LargeCap Portfolio	Index Plus MidCap Portfolio
Albert E. DePrince, Jr.	$6,500	$3,426	$26,337	$8,372	$6,842
Martin J. Gavin(1) (2)	$1,809	$968	$7,148	$2,400	$1,903
Russell H. Jones	$5,452	$2,872	$22,094	$7,017	$5,738
Sidney Koch	$5,578	$2,938	$22,586	$7,183	$5,866
Corine Norgaard(3)	$5,560	$2,928	$22,516	$7,159	$5,848
Joseph E. Obermeyer(1)	$5,718	$3,013	$23,175	$7,360	$6,019

Name of Director/ Trustee	Index Plus SmallCap Portfolio	Intermediate Bond Portfolio	Money Market Portfolio	Opportunistic LargeCap Portfolio(4)	Small Company Portfolio	Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors/ Trustees(5)
Albert E. DePrince, Jr.	$3,126	$26,479	$12,378	$795	$5,674	$229,000
Martin J. Gavin(1) (2)	$866	$7,119	$3,578	$449	$1,487	$63,000
Russell H. Jones	$2,622	$22,234	$10,380	$657	$4,762	$192,125
Sidney Koch	$2,680	$22,735	$10,638	$688	$4,864	$196,500
Corine Norgaard(3)	$2,672	$22,664	$10,601	$683	$4,849	$195,875
Joseph E. Obermeyer(1)	$2,750	$23,315	$10,884	$688	$4,995	$201,500

(1)	Includes amounts deferred pursuant to a deferred compensation plan during the fiscal year ended December 31, 2010, Messrs. Gavin, and Obermeyer deferred $31,500 and $20,150 respectively, of their compensation from the Portfolios.
(2)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(3)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.
(4)	ING Opportunistic LargeCap Growth Portfolio merged into ING Growth and Income Portfolio on or about August 21, 2010.
(5)	Represents compensation from 38 funds (total in complex as of December 31, 2010).

ING Strategic Allocation Portfolios, Inc. SAI dated April 29, 2011:

Name of Director	Strategic Allocation Conservative Portfolio	Strategic Allocation Growth Portfolio	Strategic Allocation Moderate Portfolio	Total Compensation from the Portfolios and ING Mutual Funds Complex Paid to Directors(1)
Albert E. DePrince, Jr.	$980	$1,742	$1,730	$229,000
Martin J. Gavin(2) (3)	$273	$479	$477	$63,000
Russell H. Jones	$822	$1,462	$1,452	$192,125
Sidney Koch	$841	$1,495	$1,485	$196,500
Corine Norgaard(4)	$839	$1,490	$1,480	$195,875
Joseph E. Obermeyer(2)	$862	$1,533	$1,522	$201,500

(1)	Represents compensation from 38 funds (total in complex as of December 31, 2010).
(2)	Includes amounts deferred pursuant to a deferred compensation plan. During the fiscal year ended December 31, 2010, Messrs. Gavin and Obermeyer deferred $31,500 and $20,150 respectively, of their compensation from the Portfolios.
(3)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

ING Variable Portfolios, Inc. SAI dated April 29, 2011:

Name of Director	ING Australia Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index® Portfolio	ING RussellTM Global Large Cap Index 75% Portfolio(1)	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Index Portfolio
Albert E. DePrince, Jr.	$825	$8,480	$6,568	$1,754	$3,568	$5,018	$313	$3,840	$7,955
Martin J. Gavin(2) (3)	N/A	$2,186	$1,718	$428	$938	$1,462	$190	$1,066	$2,156
Russell H. Jones	$692	$7,123	$5,515	$1,474	$2,995	$4,207	$255	$3,221	$6,673
Sidney Koch	$708	$7,271	$5,632	$1,503	$3,058	$4,309	$268	$3,294	$6,821

Name of Director	ING Australia Index Portfolio	ING Euro STOXX 50® Index Portfolio	ING FTSE 100 Index® Portfolio	ING Hang Seng Index Portfolio	ING International Index Portfolio	ING Japan TOPIX Index® Portfolio	ING RussellTM Global Large Cap Index 75% Portfolio(1)	ING RussellTM Large Cap Growth Index Portfolio	ING RussellTM Large Cap Index Portfolio
Corine Norgaard(4)	$706	$7,250	$5,615	$1,499	$3,049	$4,294	$266	$3,284	$6,799
Joseph E. Obermeyer(2)	$726	$7,471	$5,784	$1,546	$3,141	$4,412	$268	$3,378	$7,000

Name of Director	ING RussellTM Large Cap Value Index Portfolio	ING RussellTM Mid Cap Growth Index Portfolio	ING RussellTM Mid Cap Index Portfolio	ING RussellTM Small Cap Index Portfolio	ING U.S. Bond Index Portfolio	ING WisdomTreeSM Global High- Yielding Index Portfolio	Total Compensation from the Registrant and Fund Complex Paid to Directors(5)
Albert E. DePrince, Jr.	$855	$3,035	$15,082	$7,241	$37,711	$2,142	$229,000
Martin J. Gavin(2) (3)	$227	$814	$4,045	$1,914	$10,506	$597	$63,000
Russell H. Jones	$717	$2,547	$12,656	$6,078	$31,645	$1,796	$192,125
Sidney Koch	$733	$2,602	$12,934	$6,206	$32,395	$1,836	$196,500
Corine Norgaard(4)	$731	$2,594	$12,894	$6,188	$32,288	$1,831	$195,875
Joseph E. Obermeyer(2)	$752	$2,672	$13,275	$6,375	$33,184	$1,884	$201,500

(1)	The Portfolio was liquidated on April 30, 2010.
(2)	Includes amounts deferred pursuant to a Deferred Compensation Plan. During the fiscal year ended December 31, 2010, Messrs. Gavin and Obermeyer deferred $31,500 and $20,150 respectively, of their compensation from the Portfolios.
(3)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.
(5)	Represents compensation from 38 funds (total in complex as of December 31, 2010).

ING Series Fund, Inc. – Domestic Equity Funds SAI dated September 30, 2010:

Name of Director	Balanced	Corporate Leaders 100	Core Equity Research	Index Plus LargeCap	Index Plus MidCap	Index Plus SmallCap	Small Company	Tactical Asset Allocation	Total Compensation from the Funds and ING Mutual Funds Complex Paid to Directors(1)
Albert E. DePrince, Jr.	$1,516	$102	$4,348	$4,240	$1,743	$765	$1,295	$902	$226,500
Martin J. Gavin(2)(3)	$1,186	$80	$3,396	$3,320	$1,363	$599	$1,011	$705	$176,500
Russell H. Jones(2)	$1,268	$85	$3,634	$3,549	$1,458	$640	$1,082	$754	$189,000
Sidney Koch	$1,383	$93	$3,967	$3,872	$1,591	$698	$1,181	$823	$206,500
Corine T. Norgaard(4)	$1,367	$92	$3,919	$3,825	$1,572	$690	$1,167	$813	$204,000
Joseph E. Obermeyer(2)	$1,317	$87	$3,776	$3,687	$1,515	$665	$1,124	$784	$196,500

(1)	Represents compensation from 44 funds (total in complex as of May 31, 2010).
(2)	Includes amounts deferred pursuant to a Deferred Compensation Plan. During the fiscal year ended May 31, 2010, Messrs. Gavin and Obermeyer, deferred $88,250 and $19,650, respectively, of their compensation from the Fund Complex.
(3)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective

July 1, 2011.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

ING Series Fund, Inc. – ING Capital Allocation Fund SAI dated September 30, 2010:

Name of Director	Capital Allocation Fund	Strategic Allocation Growth Fund	Strategic Allocation Moderate Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Funds and ING Mutual Funds Complex Paid to Directors(1)
Albert E. DePrince, Jr.	$287	$540	$549	N/A	$226,500
Martin J. Gavin (2)(3)	$224	$422	$429	N/A	$176,500
Russell H. Jones (2)	$240	$452	$459	N/A	$189,000
Sidney Koch	$262	$493	$501	N/A	$206,500
Corine T. Norgaard(4)	$259	$487	$495	N/A	$204,000
Joseph E. Obermeyer (2)	$249	$469	$477	N/A	$196,500

(1)	Represents compensation from 44 funds (total in complex as of May 31, 2010).
(2)	Includes amounts deferred pursuant to a Deferred Compensation Plan. During the fiscal year ended May 31, 2010, Messrs. Gavin and Obermeyer deferred $88,250 and $19,650, respectively, of their compensation from the Fund Complex.
(3)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

ING Series Fund, Inc. – ING Money Market Fund SAI dated July 30, 2010

Name of Director	ING Money Market Fund	Pension or Retirement Benefits Accrued as part of Fund expenses	Total Compensation from the Company and Fund Complex Paid to Directors(1)
Albert E. DePrince, Jr.	$3,542	N/A	$226,500
Martin J. Gavin(2)(3)	$2,782	N/A	$176,500
Russell H. Jones	$2,969	N/A	$189,000
Sidney Koch	$3,236	N/A	$206,500
Corine Norgaard(4)	$3,198	N/A	$204,000
Joseph E. Obermeyer(3)	$3,084	N/A	$196,500

(1)	Represents compensation from 45 funds (total in complex as of March 31, 2010).
(2)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(3)	Includes amounts deferred pursuant to a deferred compensation plan. During the fiscal year ended March 31, 2010, Messrs. Gavin and Obermeyer, deferred $88,250 and $19,650 respectively, of their compensation from the Fund Complex.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

ING Series Fund, Inc. – ING Alternative Beta Fund SAI dated February 28, 2011:

Name of Director	Aggregate Compensation from the Fund	Total Compensation From Registrant and Fund Complex Paid to Directors (1)
Albert E. DePrince, Jr.	$445	$220,250
Martin J. Gavin(2) (3)	$153	$101,500
Russell H. Jones	$372	$182,750
Sydney Koch	$385	$191,500
Corine Norgaard(4)	$383	$190,250
Joseph E. Obermeyer(3)	$390	$191,500

(1)	Represents compensation from 40 funds (total in complex as of the fiscal year ended October 31, 2010).
(2)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(3)	Includes amounts deferred pursuant to a deferred compensation plan. During the fiscal year ended October 31, 2010, Messrs. Gavin and Obermeyer deferred $43,750 and $19,150, respectively, of their compensation from the Fund Complex.

(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

ING Series Fund, Inc. – ING Global Target Payment Fund SAI dated February 28, 2011:

Name of Director	Aggregate Compensation from the Fund	Total Compensation From Registrant and Fund Complex Paid to Directors(1)
Albert E. DePrince, Jr.	$390	$220,250
Martin J. Gavin(2) (3)	$158	$101,500
Russell H. Jones	$325	$182,750
Sidney Koch	$338	$191,500
Corine T. Norgaard(4)	$336	$190,250
Joseph E. Obermeyer(3)	$340	$191,500

(1)	Represents compensation from 40 funds (total in complex as of fiscal year ended October 31, 2010).
(2)	Mr. Gavin ceased his prior service as a Director/Trustee effective June 30, 2010 and recommenced service as a Director/Trustee effective July 1, 2011.
(3)	Includes amounts deferred pursuant to a deferred compensation plan. During the fiscal year ended October 31, 2010, Messrs. Gavin and Obermeyer deferred $43,750 and $19,150, respectively, of their compensation from the Fund Complex.
(4)	Dr. Norgaard ceased service as a Director/Trustee effective May 4, 2011.

6.	ING Series Fund, Inc. – ING Alternative Beta Fund and ING Global Target Payment Fund SAIs dated February 28, 2011 are hereby amended as follows:

a.	The following sub-section is inserted following the title of the section “Management of the Company”

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Management of the Fund.”

The Board

The Directors of the Company are responsible for the oversight and supervision of the affairs of the Company as is described more fully below. Neither the Company’s charter nor the Charter of the Nominating Committee sets forth specific qualifications to serve as a Director, although the Nominating Committee Charter identifies certain factors that the Committee may take into account when considering Director candidates. Each Director serves until the Director’s successor is duly elected and qualified, subject to any retirement policy adopted by the Board or the Independent Directors. The Independent Directors have adopted a policy requiring each Independent Director to retire from the Board as of the latter of: (i) the March 31 next occurring after the Independent Director attains the age of 72; and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72. The retirement policy may, at any time, be suspended by vote of a majority of the Independent Directors, which suspension occurred effective March 11, 2010.

The Directors have varied experiences, attributes and skills that are utilized in overseeing the Fund’s activities, reviewing contractual arrangements with companies that provide services to the Funds, and reviewing the Fund’s performance. Among the attributes or skills common to all Directors are their ability to: (i) review critically, evaluate, question, and discuss information provided to them; (ii) interact effectively with the other Directors, the Adviser, sub-advisers, other service providers, counsel, and the independent registered public accounting firm; and (iii) exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service, and/or academic positions and through experience from service as a board member of the Company and the other companies and trusts in the ING complex of mutual funds (the “Fund Complex”) (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Director’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

b.	The last paragraph in the section entitled “Director Compensation” in each SAI is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE